Deconsolidation of subsidiary - Financial performance (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Deconsolidation of subsidiary
Revenues (note 24)	$ 13,832,556	$ 2,789,650	$ 4,201,685
Cost of sales	9,008,776	1,688,107	2,995,504
Gross profit	4,766,494	1,101,543	1,138,105
Loss before tax	$ (21,644,111)	(10,562,206)	(15,712,360)
EB Rental, Ltd.
Deconsolidation of subsidiary
Revenues (note 24)		1,400,294	3,167,201
Cost of sales		1,229,584	2,407,700
Gross profit		170,710	759,501
Expenses		711,513	1,131,523
Loss before tax		(540,803)	(372,022)
Income tax recovery		(151,304)	(134,913)
Net income		$ (389,499)	$ (237,109)